Summary of Significant Accounting Policies - Accumulated Other Comprehensive Income (Loss) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	$ (71.0)	$ (41.1)	$ (42.8)
Foreign currency translation adjustments	5.7	(11.3)	(2.9)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 - ($228)	(2.1)	2.2	0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 - ($522)	(2.9)	2.9	1.3
Unrealized loss on interest rate swap, net of taxes: 2012 - $539	(1.0)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 - $2,056	(29.8)	(31.6)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 - ($3,516)	13.5	7.8	6.5
Less: amortization of prior service cost, net of taxes: 2010 - ($90)	0.1	0.1	0.2
Ending accumulated other comprehensive income (loss)	(87.5)	(71.0)	(41.1)
Foreign Currency translation adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	0.2	11.5	14.5
Foreign currency translation adjustments	5.7	(11.3)	(3.0)
Pension adjustments:
Ending accumulated other comprehensive income (loss)	5.9	0.2	11.5
Foreign exchange contracts [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	3.3	(1.8)	(3.6)
Effective portion of changes related to foreign exchange contracts:
Net gain arising during the period, net of taxes: 2010 - ($228)	(2.1)	2.2	0.5
Reclassification adjustments into cost of goods sold, net of taxes: 2010 - ($522)	(2.9)	2.9	1.3
Pension adjustments:
Ending accumulated other comprehensive income (loss)	(1.7)	3.3	(1.8)
Interest Rate Swap [Member]
Effective portion of changes related to foreign exchange contracts:
Unrealized loss on interest rate swap, net of taxes: 2012 - $539	(1.0)
Pension adjustments:
Ending accumulated other comprehensive income (loss)	(1.0)
Pension adjustments [Member]
Accumulated Comprehensive Income Loss [Line Items]
Balance of accumulated comprehensive income (loss)	(74.5)	(50.8)	(53.7)
Pension adjustments:
Actuarial loss arising during the period, net of taxes: 2010 - $2,056	(29.8)	(31.6)	(3.8)
Less: amortization of prior actuarial losses, net of taxes: 2010 - ($3,516)	13.5	7.8	6.5
Less: amortization of prior service cost, net of taxes: 2010 - ($90)	0.1	0.1	0.2
Ending accumulated other comprehensive income (loss)	$ (90.7)	$ (74.5)	$ (50.8)